Acquisitions and Dispositions	9 Months Ended
Sep. 30, 2013
Acquisitions and Dispositions
Acquisitions and Dispositions

Note 3—Acquisitions and Dispositions

On July 24, 2013, in connection with the completion of the IPO and formation transactions, Physicians Realty L.P. purchased the 50% joint venture equity interest in Arizona 23 (Arrowhead Commons) not already owned by the Ziegler Funds for approximately $850,000, resulting in 100% ownership of this property by the Operating Partnership.

On August 30, 2013, we completed the acquisition of a 40,000 square foot medical office building and a 77,000 square foot, 40-bed acute care surgical hospital located in El Paso, Texas for approximately $40 million. The Trust also purchased a right of first refusal to finance development on land adjacent to the hospital.  The surgical hospital portion of the facility is 100% leased to one tenant until 2028, with annual rent escalations of 3%. The medical office building portion of the facility is 100% leased to one tenant until 2018, with annual rent escalations of 3%. The purchase price of this medical office building and hospital was allocated to the assets and liabilities acquired consisting of tangible property and identifiable intangible assets based on the respective fair values at acquisition, as determined by an independent appraisal.  Intangible assets include the value of in-place lease at the time of the acquisition and will be amortized over the remaining lease term of approximately 12 years.  The initial acquisition accounting was as follows (in thousands):

Land	$3,800
Building and improvements	28,100
Intangibles	8,100
Total	$40,000

On September 18, 2013, the Trust completed the acquisition of a 66-bed post-acute care specialty hospital located in Plano, Texas for approximately $18.2 million. The hospital is 100% leased to a single tenant. The term of the lease expires December 31, 2027, and the tenant has one five year extension option. The tenant’s obligations under the lease are guaranteed by its parent, which operates 26 hospitals in nine states. The purchase price was allocated to the assets and liabilities acquired consisting of tangible property and identifiable intangible assets based on the respective fair values at acquisition, as determined by an independent appraisal.  Intangible assets include the value of an in-place lease and an above-market lease at the time of the acquisition and will be amortized over the remaining lease term of approximately 9 years.  The initial acquisition accounting was as follows (in thousands):

Land	$3,400
Building and improvements	11,700
In-place leases	3,100
Total	$18,200

On September 30, 2013, we completed the acquisition of a hospital in the New Orleans, Louisiana metropolitan area for approximately $37.5 million. We funded the purchase price with borrowings under the senior secured revolving credit facility, proceeds of the IPO and the issuance of 954,877 OP Units to the seller valued at approximately $11.5 million on the date of issuance (based on the average three day closing price of our common shares prior to the close).  The hospital is leased until 2028 with initial rent equal to $3.0 million per year, with annual rent escalations of 3%.  The purchase price of this hospital was allocated to the assets and liabilities acquired consisting of tangible property and identifiable intangible assets based on the respective fair values at acquisition, as determined by an independent appraisal.  Intangible assets include the value of in-place lease at the time of the acquisition and will be amortized over the remaining lease term of approximately 15 years.  The initial acquisition accounting was as follows (in thousands):

Building and improvements	$34,200
In-place leases	3,300
Total	$37,500

On September 30, 2013, we completed the acquisition of an approximately 52,000 square foot outpatient care building located in Oklahoma City, Oklahoma for approximately $15.6 million. The property is leased until 2023 with annual rent escalations of 2%. The purchase price was allocated to the assets and liabilities acquired consisting of tangible property and identifiable intangible assets based on the respective fair values at acquisition, as determined by an independent appraisal.  Intangible assets include the value of in-place lease at the time of the acquisition and will be amortized over the average remaining lease term of approximately 10 years.  The initial acquisition accounting was as follows (in thousands):

Land	$1,300
Building and improvements	12,700
In-place leases	1,600
Total	$15,600

On September 30, 2013, the Trust sold a 4,000 square foot medical office building condominium unit located in Florida for approximately $0.5 million. There is one remaining condominium unit or 2,000 square feet at this location.